Related parties (Details 1) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Supplier and contractors	$ 158	$ 171
Liabilities Financial instruments and other liabilities	372	528
Aggregate continuing and discontinued operations [member]
IfrsStatementLineItems [Line Items]
Accounts receivable	89	211
Dividends receivable and other assets	419	272
Cash and cash equivalents	234	365
Companhia Siderurgica Do Pecem [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable		91
Dividends receivable and other assets		17
Companhia De Pelotizacao [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets	27	25
Mrs Logistica SA [member]
IfrsStatementLineItems [Line Items]
Accounts receivable	16
Dividends receivable and other assets	34	25
Supplier and contractors	48	57
Other Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable	4	4
Dividends receivable and other assets	43	50
Supplier and contractors	39	31
Joint ventures where entity is venturer [member]
IfrsStatementLineItems [Line Items]
Accounts receivable	20	95
Dividends receivable and other assets	104	117
Supplier and contractors	138	151
Liabilities Financial instruments and other liabilities	290	400
Vli S.a. [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable	46	14
Supplier and contractors	1	5
Liabilities Financial instruments and other liabilities	59	53
Other Associates [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable	1
Dividends receivable and other assets	2	1
Supplier and contractors	4	3
Associates [member]
IfrsStatementLineItems [Line Items]
Accounts receivable	47	14
Dividends receivable and other assets	2	1
Supplier and contractors	5	8
Liabilities Financial instruments and other liabilities	59	53
Cosan [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable	1
Supplier and contractors	1
Bradesco [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets	313	154
Cash and cash equivalents	176	335
Liabilities Financial instruments and other liabilities	23	75
Banco Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	58	30
Mitsui Co. Ltd [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable	5	89
Supplier and contractors		1
Major Stockholders [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable	6	89
Dividends receivable and other assets	313	154
Cash and cash equivalents	234	365
Supplier and contractors	1	1
Liabilities Financial instruments and other liabilities	23	75
Pension Plan [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable	16	13
Supplier and contractors	14	11
Pelletizing Companies [Member]
IfrsStatementLineItems [Line Items]
Supplier and contractors	51	63
Liabilities Financial instruments and other liabilities	$ 290	$ 400